Common Stock and Stock-Based Compensation - Schedule of Option Award Activity for Service-Based Stock Options Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Service-Based Stock Options [Member]
Schedule of Option Award Activity for Service-Based Stock Options Granted [Line Items]
Number of options outstanding, Balance beginning	435,857	970,134
Weighted- Average Exercise Price, Balance beginning	$ 17.6	$ 17.77
Weighted- Average Remaining Contractual Life, Balance beginning		6 years 1 month 6 days
Aggregate Intrinsic Value, Balance beginning	$ 754,000	$ 2,561,000
Number of options outstanding, Granted	5,650,566
Weighted- Average Exercise Price, Granted	$ 0.34
Aggregate Intrinsic Value, Granted
Number of options outstanding, Exercised
Weighted- Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Number of options outstanding, Expired	(1,179)	(380,917)
Weighted- Average Exercise Price, Expired	$ 4.37	$ 15.95
Aggregate Intrinsic Value, Expired
Number of options outstanding, Forfeited		(153,360)
Weighted- Average Exercise Price, Forfeited		$ 22.87
Aggregate Intrinsic Value, Forfeited
Number of options outstanding, Balance ending	6,085,244	435,857
Weighted- Average Exercise Price, Balance ending	$ 1.58	$ 17.6
Weighted- Average Remaining Contractual Life, Balance ending	9 years 6 months	4 years 9 months 18 days
Aggregate Intrinsic Value, Balance ending	$ 802,000	$ 754,000
Number of options outstanding, Options vested and exercisable	3,107,320
Weighted- Average Exercise Price, Options vested and exercisable	$ 2.71
Weighted- Average Remaining Contractual Life, Options vested and exercisable	9 years 1 month 6 days
Aggregate Intrinsic Value, Options vested and exercisable	$ 380,000
Performance Milestone-Based Stock Options [Member]
Schedule of Option Award Activity for Service-Based Stock Options Granted [Line Items]
Number of options outstanding, Balance beginning	102,141	105,090
Weighted- Average Exercise Price, Balance beginning	$ 20.85	$ 20.85
Weighted- Average Remaining Contractual Life, Balance beginning		5 years 7 months 6 days
Aggregate Intrinsic Value, Balance beginning		$ 463,000
Number of options outstanding, Granted
Weighted- Average Exercise Price, Granted
Aggregate Intrinsic Value, Granted
Number of options outstanding, Exercised
Weighted- Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Number of options outstanding, Expired
Weighted- Average Exercise Price, Expired
Aggregate Intrinsic Value, Expired
Number of options outstanding, Forfeited		(2,949)
Weighted- Average Exercise Price, Forfeited
Aggregate Intrinsic Value, Forfeited
Number of options outstanding, Balance ending	102,141	102,141
Weighted- Average Exercise Price, Balance ending	$ 20.85	$ 20.85
Weighted- Average Remaining Contractual Life, Balance ending	5 years 7 months 6 days	6 years 7 months 6 days
Aggregate Intrinsic Value, Balance ending
Number of options outstanding, Options vested and exercisable	34,047
Weighted- Average Exercise Price, Options vested and exercisable	$ 20.85
Weighted- Average Remaining Contractual Life, Options vested and exercisable	5 years 7 months 6 days
Aggregate Intrinsic Value, Options vested and exercisable